Shareholders' Equity - Share Capital, tabular (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Number of common shares
Balance at ending (in shares)	206,003,031
Share capital
Balance at beginning	$ 2,045,217	$ 1,735,720	$ 1,735,720
Exercise of stock options	(9)	(606)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares	(13,002)	(8,018)
Balance at ending	$ 2,281,710	$ 1,807,898	$ 2,045,217
Share Capital
Number of common shares
Balance at beginning (in shares)	206,531,806	201,211,843	201,211,843
Exercise of stock options (in shares)	106,784	138,490	204,634
Shares issued to Orogen shareholders (in shares)			(5,633,629)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares (in shares)	(635,559)	(488,600)	(518,300)
Balance at ending (in shares)	206,003,031	200,861,733	206,531,806
Share capital
Balance at beginning	$ 1,864,823	$ 1,744,341	$ 1,744,341
Exercise of stock options	(9)	(606)	(1,253)
Shares issued to Orogen shareholders			(125,311)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares	(3,115)	(3,900)	(3,576)
Balance at ending	$ 1,861,699	$ 1,739,835	$ 1,864,823